Amounts due from/to related companies, shareholders, directors and loans from directors (Tables)	6 Months Ended
Jun. 30, 2025
Amounts Due Fromto Related Companies Shareholders Directors And Loans From Directors
Schedule of repayment of loans from directors

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Loans repayable:
Within one year or on demand	-	-	-

In the second to fifth years, inclusive	5,531,076	43,418,390	-
More than five years	-	-	-
	5,531,076	43,418,390	-

	5,531,076	43,418,390	-